Commitments and contingencies (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 13, 2019	Jun. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 01, 2019
Commitments and contingencies (Details) [Line Items]
Restricted cash			$ 481,000		$ 481,000	$ 481,000
Construction-in-progress property and equipment					15,415,000	28,062,000
Lease financing obligation			27,922,000			27,634,000
Current liability			3,012,000			3,008,000
Rent expense			$ 708,000	$ 797,000	$ 1,612,000	1,833,000
Gx Acquisition Corp [Member]
Commitments and contingencies (Details) [Line Items]
Description of registration rights term			The holders of 25% of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination.		The holders of 25% of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination.
Monthly incurred		$ 12,500	$ 112,500		$ 150,000	90,500
Monthly fee payable			37,500
Transaction fee					5,000,000
Due diligence					75,000
Construction in Progress [Member]
Commitments and contingencies (Details) [Line Items]
Construction-in-progress property and equipment					15,415	28,062,000
HLI Cellular Therapeutics, LLC [Member] | Anthrogenesis [Member]
Commitments and contingencies (Details) [Line Items]
Contingent Consideration			294,023,000		273,367,000	$ 328,933,000
Underwriters Agreement [Member] | Gx Acquisition Corp [Member]
Commitments and contingencies (Details) [Line Items]
Deferred fee			$ 10,812,500		$ 10,812,500
Common Class A [Member] | Gx Acquisition Corp [Member]
Commitments and contingencies (Details) [Line Items]
Newly issued shares (in Shares)			147,327,224
Shares Issued, Price Per Share (in Dollars per share)			$ 10.15
Consulting Agreement [Member] | Gx Acquisition Corp [Member]
Commitments and contingencies (Details) [Line Items]
Monthly incurred			$ 37,500
Advisory and consulting agreements					The Company agreed to pay the service provider a cash fee equal to the greater of (i) $3 million (the “Minimum Fee”) and (ii) 3% of the gross proceeds of the total Securities sold in the Transaction and 3% of the gross proceeds of the total Securities sold in the Transaction.
New Jersey [Member] | Cedar Knolls [Member]
Commitments and contingencies (Details) [Line Items]
Annual Rent							2.00%
Monthly lease payment							$ 15,000
New Jersey [Member] | Florham Park [Member]
Commitments and contingencies (Details) [Line Items]
Related party transaction, description	On March 13, 2019, the Company entered into a lease agreement for a 147,215 square foot facility consisting of office, manufacturing and laboratory space in Florham Park, New Jersey, which expires in 2036. The Company has the option to renew the term of the lease for two additional five-year terms so long as the lease is then in full force and effect. The lease term commenced on March 1, 2020 subject to an abatement of the fixed rent for the first 13 months following the lease commencement date. The initial monthly base rent is approximately $230 and will increase annually. The Company is obligated to pay real estate taxes and costs related to the premises, including costs of operations, maintenance, repair, replacement and management of the new leased premises. In connection with entering into this lease agreement, the Company issued a letter of credit of $14,722 which is classified as restricted cash (non-current) on the consolidated balance sheet as of March 31, 2021 and December 31, 2020. The lease agreement allows for a landlord provided tenant improvement allowance of $14,722 to be applied to the costs of the construction of the leasehold improvements.				On March 13, 2019, the Company entered into a lease agreement for a 147,215 square foot facility consisting of office, manufacturing and laboratory space in Florham Park, New Jersey, which expires in 2036. The Company has the option to renew the term of the lease for two additional five-year terms so long as the lease is then in full force and effect. The lease term commenced on March 1, 2020 subject to an abatement of the fixed rent for the first 13 months following the lease commencement date. The initial monthly base rent is approximately $230 and will increase annually. The Company is obligated to pay real estate taxes and costs related to the premises, including costs of operations, maintenance, repair, replacement and management of the new leased premises. In connection with entering into this lease agreement, the Company issued a letter of credit of $14,722 which is classified as restricted cash (non-current) on the consolidated balance sheet as of December 31, 2020 and 2019, respectively. The lease agreement allows for a landlord provided tenant improvement allowance of $14,722 to be applied to the costs of the construction of the leasehold improvements.